FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	£ 3,692	£ 4,274
Loans and advances to customers	[1]	464,043	465,555
Debt securities	[1]	5,095	3,637
Financial assets at amortised cost		472,830	473,466
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,368	40,901
Derivative assets		11,293	24,152
		582,833	653,134
Financial assets at fair value through profit or loss	[2]	23,100	45,558
Acceptances and endorsements		32	71
Other items serving as direct credit substitutes		485	740
Performance bonds and other transaction-related contingencies		2,270	2,300
Irrevocable commitments and guarantees		48,455	65,946
		51,242	69,057
Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	3,153	3,611
Loans and advances to customers	[1]	172,315	170,804
Debt securities	[1]	4,960	3,182
Financial assets at amortised cost		180,428	177,597
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	23,208	41,803
Derivative assets		15,431	26,764
		272,816	340,690
Financial assets at fair value through profit or loss	[2]	20,837	43,977
Acceptances and endorsements		31	70
Other items serving as direct credit substitutes		449	722
Performance bonds and other transaction-related contingencies		2,012	2,167
Irrevocable commitments and guarantees		30,420	47,590
		32,912	50,549
Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1],[3]
Loans and advances to customers	[1],[3]	(3,241)	(7,012)
Debt securities	[1],[3]
Financial assets at amortised cost	[3]	(3,241)	(7,012)
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2],[3]
Derivative assets	[3]	(4,524)	(11,184)
	[3]	(7,765)	(18,196)
Financial assets at fair value through profit or loss	[2],[3]
Acceptances and endorsements	[3]
Other items serving as direct credit substitutes	[3]
Performance bonds and other transaction-related contingencies	[3]
Irrevocable commitments and guarantees	[3]
	[3]
Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1],[3]
Loans and advances to customers	[1],[3]	(2,399)	(2,528)
Debt securities	[1],[3]
Financial assets at amortised cost	[3]	(2,399)	(2,528)
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2],[3]
Derivative assets	[3]	(3,406)	(9,476)
	[3]	(5,805)	(12,004)
Financial assets at fair value through profit or loss	[2],[3]
Acceptances and endorsements	[3]
Other items serving as direct credit substitutes	[3]
Performance bonds and other transaction-related contingencies	[3]
Irrevocable commitments and guarantees	[3]
	[3]
Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	3,692	4,274
Loans and advances to customers	[1]	460,802	458,543
Debt securities	[1]	5,095	3,637
Financial assets at amortised cost		469,589	466,454
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,368	40,901
Derivative assets		6,769	12,968
		575,068	634,938
Financial assets at fair value through profit or loss	[2]	23,100	45,558
Acceptances and endorsements		32	71
Other items serving as direct credit substitutes		485	740
Performance bonds and other transaction-related contingencies		2,270	2,300
Irrevocable commitments and guarantees		48,455	65,946
		51,242	69,057
Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	[1]	3,153	3,611
Loans and advances to customers	[1]	169,916	168,276
Debt securities	[1]	4,960	3,182
Financial assets at amortised cost		178,029	175,069
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	23,208	41,803
Derivative assets		12,025	17,288
		267,011	328,686
Financial assets at fair value through profit or loss	[2]	20,837	43,977
Acceptances and endorsements		31	70
Other items serving as direct credit substitutes		449	722
Performance bonds and other transaction-related contingencies		2,012	2,167
Irrevocable commitments and guarantees		30,420	47,590
		32,912	50,549
Loans and advances designated at fair value through profit or loss [member] | Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	20,247	32,182
Loans and advances designated at fair value through profit or loss [member] | Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	18,026	32,182
Loans and advances designated at fair value through profit or loss [member] | Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Loans and advances designated at fair value through profit or loss [member] | Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Loans and advances designated at fair value through profit or loss [member] | Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	20,247	32,182
Loans and advances designated at fair value through profit or loss [member] | Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	18,026	32,182
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Maximum Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	2,853	13,376
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Maximum Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	2,811	11,795
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Offset [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Offset [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2],[3]
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Net Exposure [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	2,853	13,376
Debt securities, treasury, and other bills at fair value through profit or loss [member] | Net Exposure [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	[2]	£ 2,811	£ 11,795

[1]	Amounts shown net of related impairment allowances.
[2]	Excluding equity shares.
[3]	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.